SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Monthly contributions (as percent of salary)	16%	17%
Lease threshold considered to be of low value	¥ 30,000
Buildings
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	50 years
Other intangible assets mainly include profit sharing rights of Maochang mine
PROPERTY, PLANT AND EQUIPMENT
Useful life, intangible assets (in years)	22 years 6 months
Minimum | Land use rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	40 years
Minimum | Mining rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, intangible assets (in years)	3 years
Maximum | Land use rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	70 years
Useful life, leases (in years)	50 years
Maximum | Mining rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, intangible assets (in years)	30 years
Maximum | Computer software
PROPERTY, PLANT AND EQUIPMENT
Useful life, intangible assets (in years)	10 years
Buildings | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	8 years
Useful life, leases (in years)	2 years
Buildings | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	45 years
Useful life, leases (in years)	20 years
Machinery | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	3 years
Useful life, leases (in years)	2 years
Machinery | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	30 years
Useful life, leases (in years)	10 years
Transportation facilities | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	6 years
Transportation facilities | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	10 years
Office and other equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	3 years
Office and other equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)	10 years
Land use rights | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, leases (in years)	10 years